INVENTORIES	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
INVENTORIES	INVENTORIES

	As of December 31,
	2025	2024
	US$’000	US$’000
Raw materials and supplies	52,058	38,313
Work in progress	30,135	21,195
Finished goods	69,322	67,306
Total inventories at the lower of cost and net realizable value	151,515	126,814
Inventories recognized as an expense during the years ended December 31, 2025, 2024 and 2023 amounted to $457,526, $437,732 and $405,800 respectively.
For the years ended December 31, 2025, 2024 and 2023, inventory write‑down reversals of $2,274, $155 and $10,255 were credited to cost of sales when the circumstances, such as copper price fluctuation, that caused the net realizable value of inventory to be lower than its cost no longer existed.